Charter arrangements	12 Months Ended
Dec. 31, 2020
Charter arrangements [Abstract]
Charter arrangements
Note 4 — Charter arrangements

The below table details the Company’s shipping revenues:

(Dollars in thousands)	2020	2019	2018
Time charter revenues*	$182,663	$57,472	$64,462
Voyage charter revenues	508,375	477,595	311,480
Shipping revenues	$691,039	$535,068	$375,941

*
2020 and 2019 time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $33,224 thousand and $14,826 thousand, respectively, is presented in accordance with IFRS 15 Revenue from Contracts with Customers.

The following summarizes the Company’s vessel employment as of December 31, 2020

Vessel	Type of Employment	Expiry
VLCC
DHT Amazon	Time charter with profit sharing	Q3 2021
DHT Bauhinia	Time charter	Q1 2021
DHT Bronco	Spot
DHT China	Time charter with profit sharing	Q2 2021
DHT Colt	Time charter	Q3 2022
DHT Condor	Spot
DHT Edelweiss	Time charter	Q1 2021
DHT Europe	Time charter	Q1 2021
DHT Falcon	Spot
DHT Hawk	Time charter	Q1 2021
DHT Jaguar	Spot
DHT Lake	Time charter	Q1 2021
DHT Leopard	Spot
DHT Lion	Time charter	Q1 2021
DHT Lotus	Spot
DHT Mustang	Time charter	Q2 2021
DHT Opal	Time charter	Q3 2021
DHT Panther	Spot
DHT Peony	Time charter	Q1 2021
DHT Puma	Time charter	Q1 2021
DHT Raven	Time charter	Q1 2021
DHT Redwood	Time charter	Q1 2021
DHT Scandinavia	Spot
DHT Stallion	Time charter	Q2 2022
DHT Sundarbans	Time charter with profit sharing	Q4 2021
DHT Taiga	Time charter with profit sharing	Q4 2022
DHT Tiger	Spot

Future charter payments:

The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company’s vessels on existing charters as of the reporting date are as follows:

(Dollars in thousands) Year	Amount
2021	$99,264
2022	23,049
2023	—
2024	—
Thereafter	—
Net charter payments	$122,313

Any extension periods, unless already exercised as of December 31, 2020, are not included. Revenues from a time charter are not received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time for off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Contract balances:

Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	notes 8,9

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

(Dollars in thousands)	2020	2019	2018
Capitalized voyage expense	$1,039	$4,151	$1,633

During the twelve months of 2020, $4,151 thousand was amortized related to voyages in progress as of December 31, 2019, and $397 thousand was amortized related to the voyages in progress as of December 31, 2020. No impairment losses were recognized in the period. During the twelve months of 2019, $1,633 thousand was amortized related to voyages in progress as of December 31, 2018, and $4,440 thousand was amortized related to the voyages in progress as of December 31, 2019. No impairment losses were recognized in the period. During the twelve months of 2018, $1,515 thousand was amortized and no impairment losses were recognized in the period.

Deferred Shipping Revenues:

Deferred shipping revenues relates to charter hire payment paid in advance. As of December 31, 2020, $16,236 thousand was recognized as deferred shipping revenues in the consolidated statement of financial position while $930 thousand was recognized as deferred shipping revenues as of December 31, 2019.

Concentration of risk:

As of December 31, 2020, 18 of the Company’s 27 vessels were chartered to 10 different counterparties and nine vessels were operated in the spot market.

As of December 31, 2019, five of the Company’s 27 vessels were chartered to four different counterparties and 22 vessels were operated in the spot market.

As of December 31, 2018, five of the Company’s 27 vessels were chartered to four different counterparties and 22 vessels were operated in the spot market.

The Company believes that the concentration of risk is limited and can be adequately monitored.